CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 37.3	$ 8.5
Customer receivables, net	83.4	107.4
Inventories	193.1	195.9
Prepaid expenses	13.7	17.2
Other current assets	37.3	11.6
Total current assets	364.8	340.6
Property, plant, and equipment, net	237.1	239.0
Goodwill	349.8	332.1
Intangible assets, net	347.9	348.2
Right-of-use lease assets	150.0	94.4
Other non-current assets	3.5	3.6
Total Assets	1,453.1	1,357.9
Current liabilities:
Current maturities of long-term debt	14.6	17.1
Accounts payable	101.1	131.9
Current portion of lease liability	27.2	20.7
Other current liabilities	113.5	120.3
Total current liabilities	256.4	290.0
Long-term debt	295.2	428.9
Deferred income taxes	93.9	87.5
Lease liability	141.2	87.0
Pension liability	24.2	22.0
Other non-current liabilities	29.3	14.9
Total liabilities	840.2	930.3
Commitments and contingent liabilities (Note 14)
Convertible preferred stock,$1.00 par value; authorized 10,000,000 shares; issued and outstanding 167,284 shares	165.1	0.0
Shareholders' Equity: (shares in thousands)
Common stock, 0.01 par value; 200,000 shares authorized; 67,458 shares and 66,296 shares issued, respectively, and 50,645 and 49,775 shares outstanding, respectively, net, at all periods, of treasury shares and inclusive of non-voting restricted shares	0.5	0.5
Additional paid-in capital	75.4	66.8
Retained earnings	417.7	429.7
Accumulated other comprehensive loss	(45.8)	(69.4)
Total shareholders' equity	447.8	427.6
Total liabilities, convertible preferred stock and shareholders' equity	$ 1,453.1	$ 1,357.9